CASH AND DUE FROM BANKS	12 Months Ended
Dec. 31, 2010
Cash And Due From Banks [Abstract]
CASH AND DUE FROM BANKS
NOTE 5: CASH AND DUE FROM BANKS
Cash and due from banks at December 31, comprised:

	2009	2010
	(EUR in thousands)
Current accounts with banks	132,228	183,738
Cash and similar items	948,817	992,265
Current account with central bank	342,293	254,114
Other	7,043	6,040
Total	1,430,381	1,436,157

The Bank and the other banks of the Group are required to maintain a current account with the respective central banks of their countries, to facilitate interbank transactions with the central banks, its member banks and other financial institutions through the Trans-European Automated Real-Time Gross Settlement Express Transfer system (TARGET).